EQUIPMENT (Details) - USD ($)	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Cost	$ 113,555	$ 102,153
Accumulated Amortization	84,753	73,210
Net Book Value	28,802	28,943
Computer hardware
Property, Plant and Equipment [Line Items]
Cost	38,713	38,713
Accumulated Amortization	36,391	35,361
Net Book Value	2,322	3,352
Computer software
Property, Plant and Equipment [Line Items]
Cost	1,950	1,950
Accumulated Amortization	1,883	1,723
Net Book Value	67	227
Office furniture
Property, Plant and Equipment [Line Items]
Cost	11,828	11,828
Accumulated Amortization	5,648	4,288
Net Book Value	6,180	7,540
Automobile
Property, Plant and Equipment [Line Items]
Cost	8,669
Accumulated Amortization	1,736
Net Book Value	6,933
Equipment
Property, Plant and Equipment [Line Items]
Cost	52,395	49,662
Accumulated Amortization	39,095	31,838
Net Book Value	$ 13,300	$ 17,824